Contract liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Contract liabilities
Opening balance	$ 1,815,731	$ 1,029,318
Payments received in advance	924,913	3,330,235
Boat sale deposits		151,572
Payments reimbursed		(8,131)
Transferred to revenues	(997,224)	(2,718,943)
Deconsolidation on sale of subsidiary	(928,833)
Currency translation	13,055	31,680
Closing balance	$ 827,642	$ 1,815,731